Nature of operations and summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Components of Accounts Receivable

Accounts receivable consisted of the following at June 30, 2012 and December 31, 2011:

	June 30, 2012	December 31, 2011
Joint interests	$26,194	$16,926
Accrued oil and natural gas sales	41,512	47,667
Derivative settlements	8,208	449
Other	377	380
Allowance for doubtful accounts	(890)	(634)

	$75,401	$64,788

Accounts receivable consisted of the following at December 31:

	2011	2010
Joint interests	$16,926	$17,835
Accrued oil and natural gas sales	47,667	41,316
Derivative settlements	449	3,431
Other	380	831
Allowance for doubtful accounts	(634)	(633)

	$64,788	$62,780

Components of Inventories

Inventories at June 30, 2012 and December 31, 2011 consisted of the following:

	June 30, 2012	December 31, 2011
Equipment inventory	$12,670	$6,164
Oil and natural gas product	2,978	3,793
Inventory valuation allowance	(863)	(1,316)

	$14,785	$8,641

Inventories consisted of the following at December 31:

	2011	2010
Equipment inventory	$6,164	$6,399
Oil and natural gas product	3,793	3,624
Inventory for resale	—	2,866
Inventory valuation allowance	(1,316)	(1,821)

	$8,641	$11,068

Schedule of Estimated Useful Lives for Property and Equipment

Estimated useful lives are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 - 20 years
Office and computer equipment	5 - 10 years
Building and improvements	10 - 40 years